STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY
STOCKHOLDER'S EQUITY

NOTE 3 - STOCKHOLDER’S EQUITY

Our current authorized common and preferred shares are 40,000,000 and 10,000,000 respectively.

As of June 30, 2022, the number of shares issued and outstanding for each respective class of stock are as follows:

Shares of common stock	13,848,630		par value $0.001
Shares Series A preferred stock	1,000(voting	)	par value $0.001
Shares Series B preferred stock	2,133,334		par value $0.001/ stated value $0.075
Shares Series C preferred stock	866,668		par value $0.001/stated value $0.075
Shares Series D preferred stock	300,000		par value $0.001/stated value $1.00
Shares Series E preferred stock	480,000		par value $0.001/stated value $2.00

Preferred Stock

Our board of directors is empowered, upon stockholder approval, to issue shares of preferred stock with dividend, liquidation, redemption, voting or other rights which could adversely affect the voting power or other rights of the holders of Common Stock. In addition, the preferred stock could be utilized as a method of discouraging, delaying, or preventing a change in control of us.

Series A Voting Preferred Stock

For so long as any shares of Series A Voting Preferred Stock remain issued and outstanding, the holders hereof shall possess more than 50% of the voting power of the capital stock of the Corporation. The Series A Voting Preferred Stock shall have the right to vote at any meeting of stockholders, or by consent pursuant to Section 228 of the Delaware General Corporation Law (the “DGCL”), the number of votes equal to all shares of Common Stock which are then issued and outstanding, plus an additional 10,000 shares. The Company shall not have the right to redeem the Series A Voting Preferred Stock except upon receiving the consent and approval of the terms of conditions of redemption from the holders of at least 66-2/3% of all outstanding shares of Series A Voting Preferred Stock. Series A Voting Preferred Stock shall not be entitled to receive any dividends and does not have any conversion rights.

Series B Preferred Stock

During the time that any shares of Series B Preferred Stock are issued and outstanding, the holders shall be entitled to receive, and the Company shall pay, cumulative dividends on each share of Series B Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly. Series B Preferred Stockholders do not have the right to vote. Each share of Series B Preferred Stock shall be convertible into one share of common stock at the holder’s election in a cashless conversion. Any accrued but unpaid dividends may be converted to shares of common stock in the Board of Directors’ discretion, in such amount determined by dividing (x) the stated value of such shares of Series B Preferred Stock by (y) the amount of accrued but unpaid dividends. The Company has the right, in the sole and absolute discretion of the Board of Directors of the Company and at a time of its choosing, to redeem or convert to common shares, any or all of the shares of the Series B Preferred Stock.

During the year ended December 31, 2021, two Series B Preferred Stockholders elected to convert their 666,667 shares of Series B Preferred Stock into common shares. Accordingly, a total of 1,333,334 Series B Preferred Stock were canceled and 1,333,334 shares of common stock were issued.

Series C Preferred Stock

During the time that any shares of Series C Preferred Stock are issued and outstanding, the holders shall be entitled to receive, and the Company shall pay, cumulative dividends on each share of Series C Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly. Series C Preferred Stockholders do not have the right to vote. Each share of Series C Preferred Stock shall be convertible into one share of common stock at the holder’s election in a cashless conversion. Any accrued but unpaid dividends may be converted to shares of common stock in the Board of Directors’ discretion, in such amount determined by dividing (x) the stated value of such shares of Series C Preferred Stock by (y) the amount of accrued but unpaid dividends. The Company has the right, in the sole and absolute discretion of the Board of Directors of the Company and at a time of its choosing, to redeem or convert to common shares, any or all of the shares of the Series C Preferred Stock.

Series D Preferred Stock

During the time that any shares of Series D preferred stock are issued and outstanding, the holders shall be entitled to receive, and the Company shall pay, cumulative dividends on each share of Series D preferred stock at the rate of 10% of the stated value of $1.00 per share per year, payable quarterly. Series D holders do not have the right to vote. Each share of Series D preferred stock shall be convertible into one share of common stock at the holder’s election in a cashless conversion. Any accrued but unpaid dividends may be converted to shares of common stock in the Board of Directors’ discretion, in such amount determined by dividing (x) the stated value of such shares of Series D Preferred Stock by (y) the amount of accrued but unpaid dividends. The Company has the right, in the sole and absolute discretion of the Board of Directors of the Company and at a time of its choosing, to redeem or convert to common shares, any or all of the shares of the Series D Preferred Stock.

Series E Preferred Stock

During the time that any shares of Series E preferred stock are issued and outstanding, the holders shall be entitled to receive, and the Company shall pay, cumulative dividends on each share of Series E preferred stock at the rate of 5% of the stated value of $2.00 per share per year, payable quarterly. Series E holders do not have the right to vote. Each share of Series E preferred stock shall be convertible into one share of common stock at the holder’s election in a cashless conversion. Any accrued but unpaid dividends may be converted to shares of common stock in the Board of Directors’ discretion, in such amount determined by dividing (x) the stated value of such shares of Series E Preferred Stock by (y) the amount of accrued but unpaid dividends. The Company has the right, in the sole and absolute discretion of the Board of Directors of the Company and at a time of its choosing, to redeem or convert to common shares, any or all of the shares of the Series E Preferred Stock.

Preferred Stock Dividends

During the six months ended June 30, 2022, and 2021, total dividends paid were $50,250 and $49,194, respectively.

Issuances pursuant to debt conversions

During June 2021, the Company issued 690,000 unregistered shares of Common Stock to its CEO/CFO in connection with the settlement of $7,590 principal outstanding (Note 4).

Issuances pursuant to agreements

During May 2021, the Company issued 197,347 shares of unregistered Common Stock to a corporation for advertising services. The shares were valued at $412,455 based upon the closing quotation of our stock price by OTC Markets on the date the contract was consummated. The value of the shares was amortized over the period of the contract as prepaid advertising expense.

Warrants outstanding

A summary of the status of the Company’s warrant grants as of June 30, 2022, and 2021 and the changes during the periods then ended is presented below:

		Weighted-Average
	Warrants	Exercise Price
Outstanding, January 1, 2021	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2021	1,800,000	$0.10

Outstanding, January 1, 2022	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired / cancelled	(1,800,000)	(0.10)
Outstanding, June 30, 2022	-	$-

Warrants exercisable as of June 30, 2022	-	-

NOTE 3 - STOCKHOLDER’S EQUITY

Our current authorized common and preferred shares are 40,000,000 and 10,000,000 respectively.

As of December 31, 2021, the number of shares issued and outstanding for each respective class of stock are as follows:

Shares of common stock	13,848,630	par value $0.001
Shares Series A preferred stock	1,000 (voting)	par value $0.001
Shares Series B preferred stock	2,133,334	par value $0.001/ stated value $0.075
Shares Series C preferred stock	866,668	par value $0.001/ stated value $0.075
Shares Series D preferred stock	300,000	par value $0.001/ stated value $1.00
Shares Series E preferred stock	480,000	par value $0.001/ stated value $2.00

Preferred Stock

Our board of directors is empowered, upon stockholder approval, to issue shares of preferred stock with dividend, liquidation, redemption, voting or other rights which could adversely affect the voting power or other rights of the holders of Common Stock. In addition, the preferred stock could be utilized as a method of discouraging, delaying, or preventing a change in control of us.

Series A Voting Preferred Stock

For so long as any shares of Series A Voting Preferred Stock remain issued and outstanding, the holders hereof shall possess more than 50% of the voting power of the capital stock of the Corporation. The Series A Voting Preferred Stock shall have the right to vote at any meeting of stockholders, or by consent pursuant to Section 228 of the Delaware General Corporation Law (the “DGCL”), the number of votes equal to all shares of Common Stock which are then issued and outstanding, plus an additional 10,000 shares. The Company shall not have the right to redeem the Series A Voting Preferred Stock except upon receiving the consent and approval of the terms of conditions of redemption from the holders of at least 66-2/3% of all outstanding shares of Series A Voting Preferred Stock. Series A Voting Preferred Stock shall not be entitled to receive any dividends and does not have any conversion rights.

Series B Preferred Stock

During the time that any shares of Series B Preferred Stock are issued and outstanding, the holders shall be entitled to receive, and the Company shall pay, cumulative dividends on each share of Series B Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly. Series B Preferred Stockholders do not have the right to vote. Each share of Series B Preferred Stock shall be convertible into one share of common stock at the holder’s election in a cashless conversion. Any accrued but unpaid dividends may be converted to shares of common stock in the Board of Directors’ discretion, in such amount determined by dividing (x) the stated value of such shares of Series B Preferred Stock by (y) the amount of accrued but unpaid dividends. The Company has the right, in the sole and absolute discretion of the Board of Directors of the Company and at a time of its choosing, to redeem or convert to common shares, any or all of the shares of the Series B Preferred Stock.

During the year ended December 31, 2021, two Series B Preferred Stockholders elected to convert their 666,667 shares of Series B Preferred Stock into common shares. Accordingly, a total of 1,333,334 Series B Preferred Stock were canceled and 1,333,334 shares of common stock were issued.

Series C Preferred Stock

During the time that any shares of Series C Preferred Stock are issued and outstanding, the holders shall be entitled to receive, and the Company shall pay, cumulative dividends on each share of Series C Preferred Stock at the rate of 10% of the stated value of $0.075 per share per year, payable quarterly. Series C Preferred Stockholders do not have the right to vote. Each share of Series C Preferred Stock shall be convertible into one share of common stock at the holder’s election in a cashless conversion. Any accrued but unpaid dividends may be converted to shares of common stock in the Board of Directors’ discretion, in such amount determined by dividing (x) the stated value of such shares of Series C Preferred Stock by (y) the amount of accrued but unpaid dividends. The Company has the right, in the sole and absolute discretion of the Board of Directors of the Company and at a time of its choosing, to redeem or convert to common shares, any or all of the shares of the Series C Preferred Stock.

Series D Preferred Stock

During the time that any shares of Series D preferred stock are issued and outstanding, the holders shall be entitled to receive, and the Company shall pay, cumulative dividends on each share of Series D preferred stock at the rate of 10% of the stated value of $1.00 per share per year, payable quarterly. Series D holders do not have the right to vote. Each share of Series D preferred stock shall be convertible into one share of common stock at the holder’s election in a cashless conversion. Any accrued but unpaid dividends may be converted to shares of common stock in the Board of Directors’ discretion, in such amount determined by dividing (x) the stated value of such shares of Series D Preferred Stock by (y) the amount of accrued but unpaid dividends. The Company has the right, in the sole and absolute discretion of the Board of Directors of the Company and at a time of its choosing, to redeem or convert to common shares, any or all of the shares of the Series D Preferred Stock.

Series E Preferred Stock

During the time that any shares of Series E preferred stock are issued and outstanding, the holders shall be entitled to receive, and the Company shall pay, cumulative dividends on each share of Series E preferred stock at the rate of 5% of the stated value of $2.00 per share per year, payable quarterly. Series E holders do not have the right to vote. Each share of Series E preferred stock shall be convertible into one share of common stock at the holder’s election in a cashless conversion. Any accrued but unpaid dividends may be converted to shares of common stock in the Board of Directors’ discretion, in such amount determined by dividing (x) the stated value of such shares of Series E Preferred Stock by (y) the amount of accrued but unpaid dividends. The Company has the right, in the sole and absolute discretion of the Board of Directors of the Company and at a time of its choosing, to redeem or convert to common shares, any or all of the shares of the Series E Preferred Stock.

Preferred Stock Dividend

During the years ending December 31, 2021, and 2020, total dividends paid were $49,607 and $99,443, respectively.

Reclassification of Accumulated Other Comprehensive Income

During 2014, the Company ceased its prior business operations in Canada, which were unrelated to its current business and officers, creating the realization of other comprehensive income based on the foreign exchange rate. Based on FASB ASC 830-30-40, upon the sale or liquidation of an investment in a foreign entity, the amount attributable to that entity and accumulated in the translation adjustment component of equity shall be both removed from the separate component of equity and reported as part of the gain or loss on sale or liquidation of the investment. Accordingly, since the cessation happened in 2014, the Company reclassified the accumulated other comprehensive income/loss from foreign currency translation to accumulated deficit in the accompanying financial statements.

Issuances pursuant to debt conversions

During May 2020, the Company issued 226,164 unregistered shares of Common Stock to a corporation for conversion of $2,000 principal and $1,392 accrued interest related to a note. These unregistered shares were valued at $0.015 per share, the fixed conversion price stated in the note (see Note 4).

During June 2021, the Company issued 690,000 unregistered shares of Common Stock to its CEO/CFO in connection with the settlement of $7,590 principal outstanding (Note 4).

Issuances pursuant to agreements

During May 2021 and June 2020, the Company issued 197,347 and 200,000 shares, respectively, of unregistered common stock to a corporation for advertising services to be rendered. These shares were valued at $412,455 and $83,980, respectively, and were amortized over the period of the annual advertising contract as prepaid advertising expense.

Warrants outstanding

During the year ended December 31, 2020, the Company issued a warrant for the purchase of 600,000 shares of common stock. The warrant was fully vested upon issuance, expires June 10, 2023, and has an exercise price of $0.10. The fair value of this warrant was $440,695 as presented in the accompanying statements of stockholders' equity.

The Company estimated the fair value of the warrants based on weighted probabilities of assumptions used in the Black Scholes pricing model. The weighted average volatility for the warrants at issuance was 183% and the average life of the warrants is .65 years at December 31, 2021. A summary of the status of the Company’s warrant grants as of December 31, 2021, and 2020 and the changes during the periods then ended is presented below:

		Weighted-Average
	Warrants	Exercise Price
Outstanding, January 1, 2020	1,200,000	$0.10
Granted	600,000	0.10
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2020	1,800,000	$0.10

Outstanding, January 1, 2021	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2021	1,800,000	$0.10

Warrants exercisable at December 31, 2021	1,800,000	$0.10